Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Carrying value of an impaired loan	$ 2,920	$ 5,003
Impaired loans, allowance for loan losses	$ 907	$ 427